Goodwill - Goodwill allocated to the cash-generating units (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill	€ 10,238	€ 10,637
Goodwill [member]
Goodwill [Line Items]
Intangible assets and goodwill	10,238	10,637	€ 8,014
Ambulatory Monitoring & Diagnostics [Member]
Goodwill [Line Items]
Goodwill	2,215	1,897
Hospital Patient Monitoring [Member]
Goodwill [Line Items]
Goodwill	1,806	1,663
Image-Guided Therapy [Member]
Goodwill [Line Items]
Goodwill	3,154	2,802
Sleep & Respiratory Care [Member]
Goodwill [Line Items]
Goodwill	731	2,031
Other (units carrying a non-significant goodwill balance) [Member]
Goodwill [Line Items]
Goodwill	2,332	2,245
Cash-generating units [member] | Goodwill [member]
Goodwill [Line Items]
Intangible assets and goodwill	€ 10,238	€ 10,637